Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Income Statement [Abstract]
Revenues	$ 1,256		$ 1,203		$ 4,475		$ 4,005		$ 3,576
Costs and expenses:
Cost of revenue	(665)		(626)		(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses (a)	(379)	[1]	(376)	[1]	(1,510)	[2]	(1,411)	[2]	(1,222)	[2]
Amortization expense	(47)		(54)		(208)		(206)		(201)
Total costs and expenses	(1,091)		(1,056)		(4,119)		(3,788)		(3,354)
Operating income	165		147		356		217		222
Loss on extinguishment of debt	0		(3)		(7)		(31)		(35)
Interest expense, net	(33)		(36)		(142)		(138)		(149)
Other income (expense)	(5)		28		60		394		(40)
Income (loss) before income taxes	127		136		267		442		(2)
Income tax (expense) benefit	(5)		(50)		(9)		(130)		151
Net income	122		86		258		312		149
Less: Income attributable to noncontrolling interest	(2)		0		(2)		(5)		(6)
Net income attributable to Warner Music Group Corp.	$ 120		$ 86		$ 256		$ 307		$ 143
Net income per share attributable to Warner Music Group Corp.'s stockholders:
Basic and Diluted	$ 114,107		$ 81,443		$ 243,129		$ 291,626		$ 136,080
Weighted average common shares:
Basic and Diluted	1,052		1,052		1,052		1,053		1,055

[1]	(a) Includes depreciation expense $ (24) $ (14)
[2]	(a) Includes depreciation expense of: $ (61) $ (55) $ (50)